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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2007
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one):  [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Southeast Asset Advisors, Inc.
Address:            314 Gordon Avenue
                    Thomasville, Georgia  31792

Form 13F File Number:    28- 42952
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Mark Saussy
     Title:         Managing Director
     Phone:         (229) 228-8839

Signature, Place, and Date of Signing:

        /s/ Mark Saussy               Thomasville, Georgia        05-14-2007
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER                NAME
--------------------                ----
28-1880                             Anchor Capital Advisors, Inc.
28-2013                             Harris Associates, L.P.
28-5395                             Select Equity Group, Inc.
28-3459                             Smith Asset Management Group, LP
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                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         80
                                             -------------------------

Form 13F Information Table Value Total:      $  100,094.8
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                     -2-
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                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------
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         COLUMN 1                  COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER              TITLE OF                  VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER
       --------------              CLASS       CUSIP       (x$1,000)    PRN  AMT  PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
                                  -------      -----        ---------   --------  ---  ----  ----------  -------- ----  ------  ----
Berkshire Hathaway Inc Del          CL A       084670 10 8   12,642.84   11,600   SH          SOLE                11,600
Berkshire Hathaway Inc Del          CL B       084670 20 7    9,085.44    2,496   SH          SOLE                 2,496
Dell Inc                            COM        24702R 10 1    7,580.01  326,584   SH          SOLE               326,584
Cemex SAB DE CV               SPON ADR 5 ORD   151290 88 9    5,183.60  158,278   SH          SOLE               158,278
Coca Cola Co                        COM        191216 10 0    5,156.40  107,425   SH          SOLE               107,425
Exxon Mobil Corp                    COM        30231G 10 2    3,242.84   42,980   SH          SOLE                42,980
Disney Walt Co                  COM DISNEY     254687 10 6    2,945.83   85,560   SH          SOLE                85,560
Procter & Gamble Co                 COM        742718 10 9    2,615.20   41,406   SH          SOLE                41,406
Flowers Foods Inc                   COM        343498 10 1    2,598.81   85,131   SH          SOLE                85,131
General Electric Co                 COM        369604 10 3    2,382.73   67,385   SH          SOLE                67,385
Level 3 Communications Inc          COM        52729N 10 0    2,346.24  384,630   SH          SOLE               384,630
Johnson & Johnson                   COM        478160 10 4    1,989.60   33,017   SH          SOLE                33,017
Brown & Brown Inc                   COM        115236 10 1    1,785.30   66,000   SH          SOLE                66,000
Conagra Foods Inc                   COM        205887 10 2    1,775.26   71,267   SH          SOLE                71,267
Ingersoll-Rand Company Ltd          CL A       G4776G 10 1    1,591.68   36,700   SH          SOLE                36,700
Mohawk Inds Inc                     COM        608190 10 4    1,355.06   16,515   SH          SOLE                16,515
Millipore Corp                      COM        601073 10 9    1,323.30   18,260   SH          SOLE                18,260
Synovus Finl Corp                   COM        87161C 10 5    1,269.86   39,266   SH          SOLE                39,266
Microsoft Corp                      COM        594918 10 4    1,222.43   43,862   SH          SOLE                43,862
Time Warner Inc                     COM        887317 10 5    1,170.97   59,380   SH          SOLE                59,380
Triad Gty Inc                       COM        895925 10 5    1,148.34   27,731   SH          SOLE                27,731
Pfizer Inc                          COM        717081 10 3    1,024.55   40,560   SH          SOLE                40,560
Pharmaceutical Hldrs Tr        Depositry Rcpt  71712A 20 6      986.41   12,700   SH          SOLE                12,700
O Reilly Automotive Inc             COM        686091 10 9      924.15   27,920   SH          SOLE                27,920
Idex Corp                           COM        45167R 10 4      826.29   16,240   SH          SOLE                16,240
Chevron Corp New                    COM        166764 10 0      799.80   10,814   SH          SOLE                10,814
Moodys Corp                         COM        615369 10 5      750.31   12,090   SH          SOLE                12,090
Cb Richard Ellis Group Inc          CL A       12497T 10 1      742.05   21,710   SH          SOLE                21,710
Monsanto Co New                     COM        61166W 10 1      739.21   13,450   SH          SOLE                13,450
American Express Co                 COM        025816 10 9      713.07   12,643   SH          SOLE                12,643
First Rep Bk San Francisco          COM        336158 10 0      710.99   13,240   SH          SOLE                13,240
Vca Antech Inc                      COM        918194 10 1      681.72   18,775   SH          SOLE                18,775
Thermo Fisher Scientific Inc        COM        883556 10 2      674.14   14,420   SH          SOLE                14,420
Meredith Corp                       COM        589433 10 1      671.46   11,700   SH          SOLE                11,700
Abbott Labs                         COM        002824 10 0      669.04   11,990   SH          SOLE                11,990
Nuveen Invts Inc                    CL A       67090F 10 6      664.57   14,050   SH          SOLE                14,050
Kirby Corp                          COM        497266 10 6      656.75   18,775   SH          SOLE                18,775
Morgan Stanley                    COM NEW      617446 44 8      656.70    8,338   SH          SOLE                 8,338
Patterson Companies Inc             COM        703395 10 3      640.24   18,040   SH          SOLE                18,040
Suntrust Bks Inc                    COM        867914 10 3      625.29    7,530   SH          SOLE                 7,530
Pool Corporation                    COM        73278L 10 5      622.99   17,402   SH          SOLE                17,402
Ruby Tuesday Inc                    COM        781182 10 0      474.25   16,582   SH          SOLE                16,582
Total Sys Svcs Inc                  COM        891906 10 9      608.34   19,100   SH          SOLE                19,100
Fastenal Co                         COM        311900 10 4      604.26   17,240   SH          SOLE                17,240
C H Robinson Worldwide Inc        COM NEW      12541W 20 9      579.24   12,055   SH          SOLE                12,055
Agl Resources Inc                   COM        001204 10 6      576.72   13,500   SH          SOLE                13,500
Franklin Elec Inc                   COM        353514 10 2      574.51   12,355   SH          SOLE                12,355
Belo Corp                         COM SER A    080555 10 5      560.10   30,000   SH          SOLE                30,000
Roper Inds Inc New                  COM        776696 10 6      547.98    9,985   SH          SOLE                 9,985
Applebees Intl Inc                  COM        037899 10 1      532.77   21,500   SH          SOLE                21,500
Idexx Labs Inc                      COM        45168D 10 4      530.16    6,050   SH          SOLE                 6,050
Xerox Corp                          COM        984121 10 3      515.15   30,500   SH          SOLE                30,500
Western Un Co                       COM        959802 10 9      493.88   22,500   SH          SOLE                22,500
International Speedway Corp       CL A         460335 20 1      453.15    8,765   SH          SOLE                 8,765
Tiffany & Co New                    COM        886547 10 8      449.02    9,873   SH          SOLE                 9,873
IHS INC                           CL A         451734 10 7      433.30   10,540   SH          SOLE                10,540
Pss World Med Inc                   COM        69366A 10 0      426.82   20,190   SH          SOLE                20,190
State Str Corp                      COM        857477 10 3      414.40    6,400   SH          SOLE                 6,400
Umpqua Hldgs Corp                   COM        904214 10 3      413.73   15,455   SH          SOLE                15,455
Merck & Co Inc                      COM        589331 10 7      408.31    9,244   SH          SOLE                 9,244
Schering Plough Corp                COM        806605 10 1      371.68   14,570   SH          SOLE                14,570
Medtronic Inc                       COM        585055 10 6      366.82    7,477   SH          SOLE                 7,477
Pepsico Inc                         COM        713448 10 8      359.69    5,659   SH          SOLE                 5,659
CVS                                 COM        126650 10 0      345.50   10,120   SH          SOLE                10,120
Radioshack Corp                     COM        750438 10 3      324.36   12,000   SH          SOLE                12,000
Techne Corp                         COM        878377 10 0      313.19    5,485   SH          SOLE                 5,485
Bristol Myers Squibb Co             COM        110122 10 8      311.69   11,228   SH          SOLE                11,228
Lazard Ltd                          SHS A      G54050 10 2      311.12    6,200   SH          SOLE                 6,200
Hcc Ins Hldgs Inc                   COM        404132 10 2      310.77   10,090   SH          SOLE                10,090
Goldman Sachs Group Inc             COM        38141G 10 4      251.68    1,218   SH          SOLE                 1,218
KBW Inc                             COM        482423 10 0      240.54    6,920   SH          SOLE                 6,920
Comcast Corp New                    CL A       20030N 10 1      235.21    9,064   SH          SOLE                 9,064
American Intl Group Inc             COM        026874 10 7      234.60    3,490   SH          SOLE                 3,490
Home Depot Inc                      COM        437076 10 2      221.54    6,030   SH          SOLE                 6,030
Discovery Holding Co              CL A COM     25468Y 10 7      219.42   11,470   SH          SOLE                11,470
Laureate Education Inc              COM        518613 10 4      216.42    3,670   SH          SOLE                 3,670
Sherwin Williams Co                 COM        824348 10 6      206.38    3,125   SH          SOLE                 3,125
Laboratory Corp Amer Hldgs        COM NEW      50540R 40 9      206.27    2,840   SH          SOLE                 2,840
Bright Horizon Family Soluti        COM        109195 10 7      202.72    5,370   SH          SOLE                 5,370
Rite Aid Corp                       COM        767754 10 4       57.70   10,000   SH          SOLE                10,000


REPORT SUMMARY       80 DATA RECORDS              $ 100,094.84       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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